Equity - Share premium (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 09, 2020	Dec. 31, 2020
EQUITY
Balance		$ 1,198,614
Capital increase	$ 3,200
Balance		805,286
Share premium [member]
EQUITY
Balance		180,486
Capital increase		2,944
Balance		$ 183,430